IMPACTS ON APPLICATION OF NEW STANDARDS (Details 1) - 12 months ended Dec. 31, 2018 $ in Millions	COP ($)	USD ($)
Beginning balance	$ 16,377,253
Ending Balance	17,361,475
Remeasurement [Member]
Reclassification of financial assets out of measured at fair value through profit or loss into measured at fair value through other comprehensive income		$ 0
Reclassification of financial assets out of measured at fair value through profit or loss into measured at amortised cost		4,747
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category		0
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost		0
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at fair value through profit or loss		1,238
Fair value of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category		34,349
Ending Balance		31,833
Reclassification [Member]
Reclassification of financial assets out of measured at fair value through profit or loss into measured at fair value through other comprehensive income		(2,105,230)
Reclassification of financial assets out of measured at fair value through profit or loss into measured at amortised cost		176,229
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category		(176,229)
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost		(850,535)
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at fair value through profit or loss		2,105,230
Fair value of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category		850,535
Ending Balance		0
Previously stated [member]
Ending Balance	$ 187,922,260	14,859,423
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Reclassification of financial assets out of measured at fair value through profit or loss into measured at fair value through other comprehensive income		(2,105,230)
Reclassification of financial assets out of measured at fair value through profit or loss into measured at amortised cost		180,976
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category		(176,229)
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost		(850,535)
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at fair value through profit or loss		2,106,468
Fair value of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category		884,884
Ending Balance		14,891,256
Financial assets at fair value through profit or loss, category [member] | Remeasurement [Member]
Beginning balance		322
Ending Balance		5,069
Financial assets at fair value through profit or loss, category [member] | Reclassification [Member]
Beginning balance		0
Ending Balance		(1,929,001)
Financial assets at fair value through profit or loss, category [member] | Previously stated [member]
Beginning balance		10,701,855
Ending Balance		10,701,855
Financial assets at fair value through profit or loss, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Beginning balance		10,702,177
Ending Balance		8,777,923
Financial assets at amortised cost, category [member] | Remeasurement [Member]
Beginning balance		(8,823)
Ending Balance		(8,823)
Financial assets at amortised cost, category [member] | Reclassification [Member]
Beginning balance		0
Ending Balance		(1,026,764)
Financial assets at amortised cost, category [member] | Previously stated [member]
Beginning balance		4,157,568
Ending Balance		4,157,568
Financial assets at amortised cost, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Beginning balance		4,148,745
Ending Balance		3,121,981
Financial assets at fair value through other comprehensive income, category [member] | Remeasurement [Member]
Beginning balance		0
Ending Balance		35,587
Financial assets at fair value through other comprehensive income, category [member] | Reclassification [Member]
Beginning balance		0
Ending Balance		2,955,765
Financial assets at fair value through other comprehensive income, category [member] | Previously stated [member]
Beginning balance		0
Ending Balance		0
Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Beginning balance		0
Ending Balance		$ 2,991,352